Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2013
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     SeaBridge Investment Advisors LLC
Address:  450 Springfield Avenue
          Suite 301
          Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Susan E. Boyd
Title:  Managing Director
Phone:  908-273-5085 x209

Signature           City     State   and Date of Signing:
Susan E. Boyd       Summit,  NJ      4-19-2013
---------------     --------------   ---------------
Signature           City     State   Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   228
Form 13F Information Table Value Total: $356,139 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 3/31/2013

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000	Shares	PRN	Discret		Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	156		100	SH	Sole		None	100	0	0
A.O. Smith Corporation	COM		831865209	625		8490	SH	Sole		None	8490	0	0
AG Mortgage InvTrust	COM		001228105	256		10070	SH	Sole		None	10070	0	0
AbbVie Inc.		COM		00287Y109	106		2600	SH	Sole		None	2600	0	0
Abbott Laboratories	COM		002824100	92		2600	SH	Sole		None	2600	0	0
Accenture Ltd.		SHS ClA		G1151C101	38		500	SH	Sole		None	500	0	0
Actuant Corp		CL A New	00508X203	4145		135370	SH	Sole		None	135370	0	0
Agilent Technologies 	COM		00846U101	38		900	SH	Sole		None	900	0	0
Air Products&Chemicals	COM		009158106	4909		56350	SH	Sole		None	56350	0	0
Airgas, Inc.		COM		009363102	2492		25135	SH	Sole		None	25135	0	0
Alexander & Baldwin	COM		014491104	5858		163870	SH	Sole		None	163870	0	0
Alleghany Corp.		COM		017175100	2355		5948	SH	Sole		None	5948	0	0
Ameresco Inc.		CL A		02361E108	30		4050	SH	Sole		None	4050	0	0
American Intl Group	COM New		026874784	73		1873	SH	Sole		None	1873	0	0
American States Water 	COM		029899101	69		1200	SH	Sole		None	1200	0	0
Anadarko Petroleum 	COM		032511107	65		745	SH	Sole		None	745	0	0
Apache Corp		COM		037411105	100		1300	SH	Sole		None	1300	0	0
Apple, Inc.		COM		037833100	5687		12848	SH	Sole		None	12848	0	0
Ares Capital Corp	COM		04010L103	2389		131987	SH	Sole		None	131987	0	0
Arthur J. Gallagher&Co	COM		363576109	5145		124557	SH	Sole		None	124557	0	0
Atlas Pipeline Ptnrs	UtLPInt		049392103	479		13840	SH	Sole		None	13840	0	0
BHP Billiton Ltd	SpADR		088606108	599		8760	SH	Sole		None	8760	0	0
BRF-Brasil Foods SA	SpADR		10552T107	723		32721	SH	Sole		None	32721	0	0
Ball Corp		COM		058498106	2137		44915	SH	Sole		None	44915	0	0
Bank of America Corp	COM		060505104	737		60480	SH	Sole		None	60480	0	0
Baytex Energy Corp	TrUnit		073176109	2957		70532	SH	Sole		None	70532	0	0
Berkshire Hathaway 	ClB New		084670702	162		1550	SH	Sole		None	1550	0	0
Blackstone Group LP	COMUtLtd	09253u108	1865		94270	SH	Sole		None	94270	0	0
BorgWarner Inc. 	COM 		099724106	19		240	SH	Sole		None	240	0	0
Brookfield Infrastruct	LP IntUt	G16252101	1110		29165	SH	Sole		None	29165	0	0
Brookfield Properties 	COM		112900105	4930		287140	SH	Sole		None	287140	0	0
Brookfield Residential	COM		11283W104	7766		319073	SH	Sole		None	319073	0	0
CVS Corp		COM		126650100	3631		66025	SH	Sole		None	66025	0	0
Caterpillar Inc		COM		149123101	1975		22705	SH	Sole		None	22705	0	0
Ceco Environmental Corp	COM		125141101	26		2000	SH	Sole		None	2000	0	0
Chevron Corporation	COM		166764100	36		300	SH	Sole		None	300	0	0
Chipotle Mexican Grill	COM		169656105	7		23	SH	Sole		None	23	0	0
Chubb Corp		COM		171232101	96		1100	SH	Sole		None	1100	0	0
Citigroup Inc		COM		172967101	9226		208535	SH	Sole		None	208535	0	0
Clean Energy Fuels Corp	COM		184499101	12		900	SH	Sole		None	900	0	0
Coach, Inc.		COM		189754104	11145		222952	SH	Sole		None	222952	0	0
Coca-Cola Co		COM		191216100	137		3400	SH	Sole		None	3400	0	0
Colgate-Palmolive Co	COM		194162103	73		621	SH	Sole		None	621	0	0
Colony Financial	COM		19624R106	4374		197030	SH	Sole		None	197030	0	0
Comcast Corp		Cl A		20030N101	188		4480	SH	Sole		None	4480	0	0
Compass Minerals Intl	COM		20451N101	5061		64150	SH	Sole		None	64150	0	0
Copa Holdings SA 	Cl A		P31076105	543		4541	SH	Sole		None	4541	0	0
Costco Wholesale Corp	COM		22160K105	597		5630	SH	Sole		None	5630	0	0
Covidien PLC		SHS		G2554F105	34		500	SH	Sole		None	500	0	0
Credicorp Limited	COM		G2519Y108	574		3454	SH	Sole		None	3454	0	0
Crexus Investment Corp	COM		226553105	224		17240	SH	Sole		None	17240	0	0
Danaher Corp		COM		235851102	560		9010	SH	Sole		None	9010	0	0
Deere & Company		COM		244199105	1915		22275	SH	Sole		None	22275	0	0
Discovery Comms		OM Ser A	25470F104	79		1000	SH	Sole		None	1000	0	0
Dominion Resources Inc	COM		25746U109	35		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	19		266	SH	Sole		None	266	0	0
Eaton Corporation	SHS		G29183103	1790		29230	SH	Sole		None	29230	0	0
Ecolab Inc.		COM		278865100	15		190	SH	Sole		None	190	0	0
Embotelladora Andina	ADR B		29081P303	4045		101121	SH	Sole		None	101121	0	0
EnergyTransfer Equity	COMUltD		29273V100	2830		48385	SH	Sole		None	48385	0	0
EnergyTransfer Ptrs	UtLTDPtn	29273R109	1219		24045	SH	Sole		None	24045	0	0
Enterprise Products Ptr	COM		293792107	2396		39738	SH	Sole		None	39738	0	0
Equity Residential 	SH Ben Int	29476L107	44		800	SH	Sole		None	800	0	0
Estee Lauder Cos	Cl A		51843910	772		12055	SH	Sole		None	12055	0	0
Express Scripts		COM		30219G108	3973		68956	SH	Sole		None	68956	0	0
Exxon Mobil Corp	COM		30231G102	4614		51205	SH	Sole		None	51205	0	0
Facebook Inc. Class A	CL A		30303M102	0		2	SH	Sole		None	2	0	0
Fluor Corporation	COM		343412102	790		11917	SH	Sole		None	11917	0	0
FomentoEconMexicano 	Sp ADR Ut	344419106	3603		31748	SH	Sole		None	31748	0	0
Freeport-McMoRan 	COM		35671D857	7640		230820	SH	Sole		None	230820	0	0
Fuel Tech, Inc.		COM		359523107	6		1300	SH	Sole		None	1300	0	0
General Cable Corp	COM		369300108	54		1475	SH	Sole		None	1475	0	0
General Electric 	COM		369604103	2903		125545	SH	Sole		None	125545	0	0
Genuine Parts Co	COM		372460105	129		1660	SH	Sole		None	1660	0	0
Goldman Sachs Gr Inc	COM		38141G104	69		470	SH	Sole		None	470	0	0
Google Inc. 		CL A		38259P508	6164		7761	SH	Sole		None	7761	0	0
H. J. Heinz Company	COM		423074103	2475		34241	SH	Sole		None	34241	0	0
HDFC Bank Ltd		ADRRep3		40415F101	542		14474	SH	Sole		None	14474	0	0
HSBC Holdings Plc 	SpADR		404280406	2602		48774	SH	Sole		None	48774	0	0
Hain Celestial Group 	COM		405217100	4		70	SH	Sole		None	70	0	0
Halliburton Co		COM		406216101	44		1100	SH	Sole		None	1100	0	0
Home Depot Inc		COM		437076102	22		315	SH	Sole		None	315	0	0
Honda Motor 		Amer SHS	438128308	454		11877	SH	Sole		None	11877	0	0
Honeywell Intl.		COM		438516106	2445		32449	SH	Sole		None	32449	0	0
Howard Hughes Corp	COM		44267D107	6319		75400	SH	Sole		None	75400	0	0
Hubbell Inc.		CL B		443510201	5127		52800	SH	Sole		None	52800	0	0
IStar Financial Inc	COM		45031U101	190		17440	SH	Sole		None	17440	0	0
ITT Corp		COM		450911102	2291		80584	SH	Sole		None	80584	0	0
Illinois Tool Works 	COM		452308109	25		418	SH	Sole		None	418	0	0
Inergy LP		Ut LTD Pt	456615103	6		300	SH	Sole		None	300	0	0
Int'l Bus Machines	COM		459200101	555		2602	SH	Sole		None	2602	0	0
InterXion Holding NV	SHS		N47279109	528		21784	SH	Sole		None	21784	0	0
Interface Inc.		CL A		458665304	23		1200	SH	Sole		None	1200	0	0
Ishares Inc.		MSCI HK		464286871	72		3640	SH	Sole		None	3640	0	0
Itau Unibanco Holding 	SpADRpf		465562106	645		36241	SH	Sole		None	36241	0	0
J.P. Morgan Chase & Co.	COM		46625H100	2597		54710	SH	Sole		None	54710	0	0
Johnson & Johnson	COM		478160104	11		300	SH	Sole		None	300	0	0
Kennedy-Wilson Holdings	COM		489398107	1670		107685	SH	Sole		None	107685	0	0
Kinder Morgan Energy 	Ut LTD Pt	494550106	749		8348	SH	Sole		None	8348	0	0
Kinder Morgan Inc.	COM		49456B101	2804		72493	SH	Sole		None	72493	0	0
Laboratory Corp America	COM		50540R409	72		800	SH	Sole		None	800	0	0
Life Technologies Corp.	COM		53217V109	4511		69792	SH	Sole		None	69792	0	0
Linn Energy LLC		Ut Ltd		536020100	654		17230	SH	Sole		None	17230	0	0
Littlefuse, Inc.	COM		537008104	4049		59678	SH	Sole		None	59678	0	0
Lowe's Cos Inc.		COM		548661107	1320		34805	SH	Sole		None	34805	0	0
MFA Financial Inc	COM		55272X102	1912		205145	SH	Sole		None	205145	0	0
MacquarieInfrastructure	MemInt		55608B105	1790		33130	SH	Sole		None	33130	0	0
MagellanMidstream	COMUtRP		559080106	2910		54473	SH	Sole		None	54473	0	0
MasterCard, Inc.	CL A		57636Q104	1048		1936	SH	Sole		None	1936	0	0
Matson Inc.		COM		7686G105	847		34445	SH	Sole		None	34445	0	0
McDonald's Corp		COM		580135101	817		8193	SH	Sole		None	8193	0	0
Medical Properties Tr 	COM		58463J304	176		11000	SH	Sole		None	11000	0	0
Medtronic, Inc. 	COM		585055106	12		250	SH	Sole		None	250	0	0
Merck & Co		COM		58933Y105	44		1000	SH	Sole		None	1000	0	0
MetLife Inc		COM		59156R108	15		400	SH	Sole		None	400	0	0
Mohawk Industries Inc	COM		608190104	26		230	SH	Sole		None	230	0	0
NCR Corp		COM		62886E108	1495		54231	SH	Sole		None	54231	0	0
Newcastle Investment 	COM		65105M108	4414		395160	SH	Sole		None	395160	0	0
NextEra Energy, Inc.	COM		65339F101	33		430	SH	Sole		None	430	0	0
Noble Energy		COM		655044105	1537		13285	SH	Sole		None	13285	0	0
NorthStar Realty Fin 	COM		66704R100	2152		227055	SH	Sole		None	227055	0	0
Novo Nordisk		ADR		670100205	113		700	SH	Sole		None	700	0	0
Oracle Corporation	COM		68389X105	1924		59516	SH	Sole		None	59516	0	0
Pall Corp		COM		696429307	4927		72070	SH	Sole		None	72070	0	0
Patterson Cos. Inc.	COM		703395103	4868		127960	SH	Sole		None	127960	0	0
Petroleo Brasileiro 	Sp ADR		71654V408	4		265	SH	Sole		None	265	0	0
Pfizer Inc		COM		717081103	561		19450	SH	Sole		None	19450	0	0
Pioneer Natural Res 	COM		723787107	1033		8310	SH	Sole		None	8310	0	0
Plains All Amer Pipel	UtLTD Ptn	726503105	3500		61971	SH	Sole		None	61971	0	0
Plum Creek Timber Co 	COM		729251108	5639		108020	SH	Sole		None	108020	0	0
PowerSecure Intl 	COM		73936N105	22		1750	SH	Sole		None	1750	0	0
Praxair Inc		COM		74005P104	112		1000	SH	Sole		None	1000	0	0
Prudential Financial	COM		744320102	384		6503	SH	Sole		None	6503	0	0
Qualcomm		COM		747525103	4730		70656	SH	Sole		None	70656	0	0
Quest Diagnostics, Inc.	COM		74834L100	34		600	SH	Sole		None	600	0	0
RPM International, Inc.	COM		749685103	5719		181110	SH	Sole		None	181110	0	0
Redwood Trust Inc.	COM		758075402	4868		210014	SH	Sole		None	210014	0	0
Regions Financial 	COM		7591EP100	4940		603200	SH	Sole		None	603200	0	0
Roper Industries, Inc.	COM		776696106	132		1035	SH	Sole		None	1035	0	0
Royal Dutch Shell PLC 	SpADR A		780259206	371		5696	SH	Sole		None	5696	0	0
SPX Corporation		COM		784635104	5838		73935	SH	Sole		None	73935	0	0
Schlumberger N.V.	COM		806857108	3640		48598	SH	Sole		None	48598	0	0
Senior Hsg Pptys Tr	SH Ben It	81721M109	4980		185595	SH	Sole		None	185595	0	0
Siemens AG		Sp ADR		826197501	891		8267	SH	Sole		None	8267	0	0
Simpson Manufacturing 	COM		829073105	4911		160435	SH	Sole		None	160435	0	0
Starwood Property Trust	COM		85571B105	6021		216895	SH	Sole		None	216895	0	0
Stryker Corp.		COM		863667101	16		250	SH	Sole		None	250	0	0
Suburban Propane Part	UtLtd		864482104	1		32	SH	Sole		None	32	0	0
TE Connectivity Ltd.	RegShrs		H84989104	2440		58190	SH	Sole		None	58190	0	0
Teck Cominco Ltd.	CL B		878742204	23		800	SH	Sole		None	800	0	0
Teekay Offshore Ptners	PtnrInt		Y8565J101	787		26060	SH	Sole		None	26060	0	0
The J. M. Smucker Co	COM		832696405	45		455	SH	Sole		None	455	0	0
The Walt Disney Co	COM		254687106	3836		67538	SH	Sole		None	67538	0	0
ThermoFisher Scientific	COM		883556102	9471		123826	SH	Sole		None	123826	0	0
Time Warner, Inc.	COM New		887317303	2605		45215	SH	Sole		None	45215	0	0
Two Harbors Investment 	COM		90187B101	2783		220680	SH	Sole		None	220680	0	0
U.S. Bancorp		COM		902973304	37		1100	SH	Sole		None	1100	0	0
Unilever NV		NY SHS 		904784709	282		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	2368		25343	SH	Sole		None	25343	0	0
Urban Outfitters, Inc.	COM		917047102	3092		79805	SH	Sole		None	79805	0	0
VF Corp			COM		918204108	1634		9740	SH	Sole		None	9740	0	0
Valeant Pharmaceuticals COM		91911K102	343		4568	SH	Sole		None	4568	0	0
Visa Inc.		COM cl A	92826C839	204		1200	SH	Sole		None	1200	0	0
WPP PLC 		ADR		92933H101	1142		14250	SH	Sole		None	14250	0	0
WPX Energy, Inc.	COM		98212B103	4546		283753	SH	Sole		None	283753	0	0
Wells Fargo Company	COM		949746101	2228		60220	SH	Sole		None	60220	0	0
Western Gas Partners 	ComUnLP		958254104	1547		26046	SH	Sole		None	26046	0	0
Western Union Co.	COM		959802109	3320		220720	SH	Sole		None	220720	0	0
Westport Innovations	COM NEW		9609083097	4		150	SH	Sole		None	150	0	0
Whiting Petroleum Corp	COM		966387102	5484		107865	SH	Sole		None	107865	0	0
Williams Companies	COM		969457100	7545		201415	SH	Sole		None	201415	0	0
Windstream Corp		COM		97381W104	3		319	SH	Sole		None	319	0	0
Xylem Inc.		COM		98419M100	3874		140559	SH	Sole		None	140559	0	0
eBay Inc.		COM		278642103	673		12420	SH	Sole		None	12420	0	0
Asia Pacific Fund	COM		044901106	69		6430	SH	Sole		None	6430	0	0
Asia Tigers Fd Inc	COM		04516T105	179		14519	SH	Sole		None	14519	0	0
Calamos Strat TotRetFd	CMSHBn		128125101	272		25600	SH	Sole		None	25600	0	0
Clough Glob Alloc Fd	CMShBen		18913Y103	11		700	SH	Sole		None	700	0	0
Claymore ETF Trust	GugChSmC	18383Q853	1071		45349	SH	Sole		None	45349	0	0
Eaton Vance EnhEqIncFd	COM		278277108	1027		90520	SH	Sole		None	90520	0	0
Eaton Vance TxMgdDivEq	COM		27828N102	1594		156850	SH	Sole		None	156850	0	0
H&Q Healthcare Fd	SHBenIt		404052102	126		6300	SH	Sole		None	6300	0	0
H&Q Life Sciences Invs	SHBenIt		404053100	10		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet	COM		48660P104	2718		91320	SH	Sole		None	91320	0	0
MorganStanleyAsiaPacFd	COM		61744U106	11		700	SH	Sole		None	700	0	0
NuveenMultStrtIncGroFd2	COM 		67073D102	489		46830	SH	Sole		None	46830	0	0
NuveenMultStratIncGro	COM		67073B106	390		38000	SH	Sole		None	38000	0	0
PowerShares Glb ETF 	AGG Pfd		73936T565	88		5900	SH	Sole		None	5900	0	0
Royce Value Tr Inc 	COM		780910105	98		6500	SH	Sole		None	6500	0	0
SPDR S&P500 ETF 	TR Ut		78462F103	31		200	SH	Sole		None	200	0	0
SPDR Series Trust	S&PDivETF	78464A763	417		6320	SH	Sole		None	6320	0	0
Singapore Fund Inc	COM		82929L109	45		3200	SH	Sole		None	3200	0	0
TCW Strat Income Fd 	COM		872340104	133		22910	SH	Sole		None	22910	0	0
Templeton Dragon Fd	COM		88018T101	61		2170	SH	Sole		None	2170	0	0
Thai Fund, Inc.		COM		882904105	66		2750	SH	Sole		None	2750	0	0
The Global X Funds	ChinaCon	37950E408	539		38403	SH	Sole		None	38403	0	0
Vanguard World Funds	ConsDisc	92204A108	367		4325	SH	Sole		None	4325	0	0
Vanguard World Funds	ConsStp		92204A207	527		5228	SH	Sole		None	5228	0	0
Vanguard IntlEqIndx Fd	AllWrldxUS	922042775	101		2180	SH	Sole		None	2180	0	0
Vanguard IntlEqIndx Fd	FTSE SmCp	922042718	23		240	SH	Sole		None	240	0	0
Vanguard IntlEqIndx Fd	Glob US RE	922042676	11		200	SH	Sole		None	200	0	0
Vanguard IntlEqIndx Fd	MSCI EmMkt	922042858	7		170	SH	Sole		None	170	0	0
WisdomTree Trust	JapHedgdEq	97717W851	3804		88070	SH	Sole		None	88070	0	0
IShares TR		DJSelDv		464287168	258		4100	SH	Sole		None	4100	0	0
IShares TR		DJHCare		464288828	92		1200	SH	Sole		None	1200	0	0
IShares TR		PhillInvMkt	46429B408	100		2440	SH	Sole		None	2440	0	0
IShares Inc.		MSCIKor 	464286772	386		6500	SH	Sole		None	6500	0	0
IShares Inc.		MSCITurk	464286715	487		6841	SH	Sole		None	6841	0	0
Blackrock CredAllInc Tr	COM		092508100	90		6425	SH	Sole		None	6425	0	0
Blackrock Income Tr Inc	COM		09247F100	24		3300	SH	Sole		None	3300	0	0
Calamos GlobDynIncFd	COM		12811L107	584		65165	SH	Sole		None	65165	0	0
Eaton Vance LtDurInc Fd	COM		27828H105	153		8950	SH	Sole		None	8950	0	0
Eaton Vance Sr Flt-Rt 	COM		27828Q105	709		42570	SH	Sole		None	42570	0	0
Eaton Vance Sr Inc Tr	SHBenIt		27826S103	239		31590	SH	Sole		None	31590	0	0
Flaherty & Crumr/Clymr	COM		338478100	31		1500	SH	Sole		None	1500	0	0
MFS Charter Income Tr	SHBenIt		552727109	361		35610	SH	Sole		None	35610	0	0
MFS Intermediate Inc 	SHBenIt		55273C107	481		74500	SH	Sole		None	74500	0	0
MorganStanley EmMktsDbt	COM		617477104	596		35775	SH	Sole		None	35775	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	781		59270	SH	Sole		None	59270	0	0
Nuveen FltgRtIncOpptyFd	COM Shs		6706EN100	102		7500	SH	Sole		None	7500	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	330		25480	SH	Sole		None	25480	0	0
Pimco ETF TR		InvGrCp		72201R817	35		325	SH	Sole		None	325	0	0
PowerShares Glob ETF 	SovDebt		73936T573	316		10600	SH	Sole		None	10600	0	0
Vanguard BdIndexFd	ST Bond		921937827	300		3700	SH	Sole		None	3700	0	0
Vanguard Scottsdale Fd	STCorp		92206C409	664		8265	SH	Sole		None	8265	0	0
WisdomTree Trust	AsLclDb		97717X842	9		175	SH	Sole		None	175	0	0
WisdomTree Trust	EmLclDb		97717X867	206		3925	SH	Sole		None	3925	0	0
iShares TR		JPM USD		464288281	253		2150	SH	Sole		None	2150	0	0